Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions [Abstract]
ACQUISITIONS
3.	ACQUISITIONS

Acquisition of Rifa Wealth Management

On September 13, 2016, Rifa Finance Limited (“Rifa Finance”, formerly known as iSTAR Finance limited), a BVI company of the Company, acquired 100% of equity interest of Rifa Wealth Management Limited (“Rifa Wealth Management”, formerly named as Financial Solutions Wealth Management Limited), which is an insurance broker registered with the Professional Insurance Brokers Association (“PIBA”) in Hong Kong and is engaged in provision of insurance brokerage. The Company expects to develop the insurance brokerage business in the future. With the assistance of a third party appraiser, the Company allocated the purchase price to assets acquired and liabilities assumed as of the acquisition date as follows and goodwill was allocated to the insurance brokerage business. The net revenue and net loss of Rifa Wealth Management in the amount of $5,305 and $(34,388), respectively, have been included in the consolidated statement of comprehensive income for the year ended December 31, 2016.

		Useful life
Purchase price allocation:
Cash and cash equivalents	$11,170
Prepaid expenses and current assets	5,499
Accounts receivable	1,062
Property and equipment, net	219
Rental deposit	5,130
Acquired intangible assets:
PIBA license	112,144	10 years
Total assets acquired	135,224

Accrued expenses and other current liabilities	(135)
Accounts payable	(2,627)
Deferred tax liabilities, non-current	(18,504)
Total net assets	113,958
Goodwill	108,831
Total purchase price	$222,789

There were no pro forma results of operations presented since Rifa Wealth Management was incorporated in Hong Kong on March 12, 2015 and has a limited substantial operating history.

Acquisition 30% of Beijing Zhongjun Sunshine Investment Management Co., Ltd. (“CFO Zhongjun Yangguang”)

In the Second quarter of 2016, Beijing Huizhi Wealth Management Co., Ltd. (“CFO Huizhi”), an affiliate of the Company, acquired 30% of equity interest of CFO Zhongjun Sunshine), which was previously held 70% of equity interest by CFO Huizhi. Total cash consideration was $201,816.

Acquisition of CFO Guiwo

On April 1, 2015, Fortune Zhengjin Co., Ltd. (“Fortune Zhengjin”, formerly known as Huifu Jinyuan Co., Ltd.), an affiliate of the Company, acquired 100% of equity interest of Shanghai Guiwo Information Technology Co., Ltd. (“CFO Guiwo”), which was not a significant acquisition. Total cash consideration was $16,278. The Company recognized $19,906 goodwill at the acquisition date. The results of CFO Guiwo’s operations have been included in the consolidated statement of comprehensive income for the year ended December 31, 2015.

Neither the results of operations since the acquisition date nor the pro forma results of operations of CFO Guiwo were presented because of the effects of this acquisition was not significant to the Company’s consolidated statement of comprehensive income.

If comparative financial statements are presented, the pro forma results as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period The pro forma results are prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted, nor is it indicative of future operating results. There were no pro forma results presented during the years ended December 31, 2016 and 2017.

Fair value of acquired assets

The Group measured the fair value for the assets acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group’s assessment of the assumptions market participants would use in valuing these purchased intangible assets.